CONVERTIBLE NOTES (Details) $ / shares in Units, ¥ in Thousands					1 Months Ended					4 Months Ended	12 Months Ended
	Mar. 17, 2025 CNY (¥) D shares	Aug. 20, 2024 CNY (¥)	Aug. 20, 2024 USD ($)	Jan. 28, 2022 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Jan. 31, 2024	Jun. 30, 2021 D USD ($) $ / shares	Jan. 31, 2021 USD ($)	Jun. 30, 2023	Dec. 31, 2025 CNY (¥) D	Dec. 31, 2025 USD ($) D	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Mar. 17, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
CONVERTIBLE NOTES
Initial conversion rate of Company 's ADS per $1000	72.7273
Gain (Loss) on debt extinguishment													¥ 246,175
Changes in the fair value of convertible notes											314,332	44,949,000	74,112	165,930
Changes in fair value due to instrument-specific credit risk													14,243
Aggregate principal amount of debt issued											¥ 4,976,027	$ 711,562,000	3,014,789	1,813,927
Derivative liability
CONVERTIBLE NOTES
Loss of convertible notes		¥ 1,782,521
2025 Convertible Notes
CONVERTIBLE NOTES
Interest rate (as a percent)											2.00%						2.00%		2.00%
Coupon Interest expense														4,471
Repaid principal amount | $															$ 68,000,000
Changes in the fair value of convertible notes														¥ 21,816
Derivative Liability Noncurrent Statement Of Financial Position Extensible Enumeration Not Disclosed Flag														true	true
Debt Instrument, Term																	5 years	5 years
Cash consideration received | $																		$ 200,000,000
Period of receipt of notices										3 months
Redemption price, Percentage of principal amount redeemed										109.00%
Issuance costs											¥ 18,932					¥ 0	¥ 2,939
Fair value of converted portion																¥ 1,639,806	¥ 720,547
2026 Convertible Notes
CONVERTIBLE NOTES
Debt instrument, face amount | $									$ 600,000,000
Interest rate (as a percent)									0.00%
Amount on exercise of option | $									$ 75,000,000
Observation period								40 days
Conversion price (in dollars per share) | $ / shares																			$ 18.3574
Redemption price, percentage of Principal amount							100.00%				100.00%	100.00%
Proceeds from issuance of notes | $												$ 600,000,000
Debt Issuance costs | $																			$ 13,841,000
Remaining amortization period for debt issuance cost											5 years								5 years
Coupon Interest expense													0	¥ 0
Repaid principal amount					¥ 4,262,340	$ 600,000,000
Gain (Loss) on debt extinguishment											¥ (41,261)
Effective interest rate (as a percent)														0.47%								0.47%
Amortization of debt discount and issuance costs														¥ 19,499
Carrying amount														¥ 4,208,495
2027 Convertible Notes
CONVERTIBLE NOTES
Debt instrument, face amount | $				$ 250,000,000
Repayment of convertible notes | $				$ 1,000,000
Interest rate (as a percent)				2.00%							10.00%								10.00%
Conversion price (in dollars per share) | $ / shares																			$ 1.8333
Redemption price, percentage of Principal amount				50.00%
Proceeds from issuance of notes | $												$ 250,000,000
Debt Issuance costs | $																			$ 162,000
Coupon Interest expense													22,594
Consent Fee | $			$ 37,500,000
Loss of convertible notes											¥ 328,573		213,418
Related interest payables		90,671
Gain (Loss) on debt extinguishment		¥ 57,060											¥ 246,175
Effective interest rate (as a percent)													2.02%	2.02%
Changes in the fair value of financial liabilities													¥ 132,538
Fair value of convertible notes											2,178,928		1,897,738
Changes in the fair value of convertible notes											328,573		199,408
Changes in fair value due to instrument-specific credit risk											0		14,243
Aggregate unpaid principal balance											¥ 421,728		¥ 100,638
Carrying amount														¥ 1,769,946
Derivative liability														188,706
Debt issuance costs, amortization period											5 years	5 years
Coupon interest expense														¥ 35,234
2030 Convertible Notes
CONVERTIBLE NOTES
Debt instrument, face amount | $																				$ 430,000
Interest rate (as a percent)	2.50%																			2.50%
Maximum conversion rate | shares	90.9091																			90.9091
Redemption price, percentage of Principal amount	100.00%
Debt Issuance costs	¥ 74,525																			$ 10,389,000
Coupon Interest expense											¥ 60,798
Effective interest rate (as a percent)											3.04%								3.04%
Fair value of convertible notes | $																			$ 2,973,182,000
Amortization of debt discount and issuance costs											¥ 10,544
Carrying amount											¥ 2,959,736
Redemption price, Percentage of principal amount redeemed	100.00%
Redemption upon maturity | 2025 Convertible Notes
CONVERTIBLE NOTES
Redemption price, Percentage of principal amount redeemed											115.00%	115.00%
Early redemption at the option of the Purchasers | 2025 Convertible Notes
CONVERTIBLE NOTES
Redemption price, percentage of Principal amount											109.00%	109.00%
Condition one | 2026 Convertible Notes
CONVERTIBLE NOTES
Trading days | D								20			20	20
Consecutive trading days period | D								30			30	30
Minimum threshold percentage of stock price to conversion price (%)								130.00%			130.00%	130.00%
Condition Two | 2026 Convertible Notes
CONVERTIBLE NOTES
Trading days | D								5
Consecutive trading days period | D								10
Percentage of price to the last reported sale price								98.00%
Scenario Two for Redemption of Debt | 2030 Convertible Notes
CONVERTIBLE NOTES
Redemption price, percentage of Principal amount	100.00%
American Depository Shares
CONVERTIBLE NOTES
Conversion price (in dollars per share) | $ / shares																			$ 54.47
American Depository Shares | 2025 Convertible Notes
CONVERTIBLE NOTES
Conversion price (in dollars per share) | $ / shares																			12				$ 12	$ 12
American Depository Shares | 2027 Convertible Notes
CONVERTIBLE NOTES
Conversion price (in dollars per share) | $ / shares																			11
Conversion Threshold (as percent)											200.00%	200.00%
American Depository Shares | 2030 Convertible Notes
CONVERTIBLE NOTES
Trading days | D	20
Consecutive trading days period | D	30
Conversion price (in dollars per share) | $ / shares																				$ 13.75
American Depository Shares | Condition one | 2030 Convertible Notes
CONVERTIBLE NOTES
Trading days | D	20
Consecutive trading days period | D	30
Minimum threshold percentage of stock price to conversion price (%)	130.00%
American Depository Shares | Condition Two | 2030 Convertible Notes
CONVERTIBLE NOTES
Percentage threshold comparing trading price of convertible debt	98.00%
American Depository Shares | Scenario One for Redemption of Debt | 2030 Convertible Notes
CONVERTIBLE NOTES
Minimum threshold percentage of stock price to conversion price (%)	130.00%
Common Class A
CONVERTIBLE NOTES
Ordinary shares, par value (in dollars per share) | $ / shares																			$ 0.00001		$ 0.00001
Common Class A | 2025 Convertible Notes
CONVERTIBLE NOTES
Number of shares issued upon conversion | shares													0	0	0	42,401,010	23,710,140	23,710,140
Common Class A | Condition one | 2026 Convertible Notes
CONVERTIBLE NOTES
Number of shares represents one ADS | $								6
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001